Stock-based compensation - Summary of stock-based compensation expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 278,390	$ 1,004,781	$ 1,698,323	$ 3,266,879	$ 4,219,165	$ 6,572,963	$ 6,597,359
Research and development
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	43,369	386,636	674,775	1,172,655	1,545,737	2,435,565	3,192,063
Selling, general and administrative
Employee Service Share-Based Compensation Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 235,021	$ 618,145	$ 1,023,548	$ 2,094,224	$ 2,673,428	$ 4,137,398	$ 3,405,296